Other accounts payable	12 Months Ended
Dec. 31, 2024
Sociedad Minera Cerro Verde S.A.A
Disclosure of associates [line items]
Other accounts payable

9.    Other accounts payable

This item is made up as follows:

	December 31, 2024	December 31, 2023
	US$(000)	US$(000)

Current
Supplementary Retirement Fund contribution (see Note 2(p) and 15(c))	7,893	7,467
Payroll withholdings (a)	7,855	6,707
Penalties to the Geological, Mining and Metallurgical Institute	3,757	3,713
Contributions to Social Health Insurance	2,890	2,716
Miscellaneous interest payable	1,438	1,904
OEFA and OSINERGMIN contributions	793	521
Contribution to National industrial work training service (SENATI)	355	992
Other	433	327
Mining royalties (see Note 2(l))	—	2,367

Total current	25,414	26,714
(a)

As of December 31, 2024 represents employees withholding income tax of US$ 4.0 million (US$ 3.0 million as of December 31, 2023), pension funds of US$ 2.8 million (US$ 2.6 million as of December 31, 2023), and other payroll withholdings of US$ 1.1 million (US$ 1.1 million as of December 31, 2023).